Segmented information	12 Months Ended
Dec. 31, 2025
Disclosure of entity's operating segments [Abstract]
Segmented information	Segmented information
The Company’s reportable operating segments for 2025 include its mining operations and development projects, namely the Fekola, Masbate, Otjikoto and the Goose mines. It also includes the Fekola Regional properties which are in the exploration & evaluation stage. The Fekola Regional segment includes the Anaconda Area (the combined Menankoto permit) and the Dandoko permit. The Other Mineral Properties segment consists of the Company’s interests in mineral properties which are at various stages of exploration and evaluation, including the Company's interest in the Gramalote Project, as well as the Company's equity accounting for its investment in associates. The “Corporate and Other” segment includes corporate operations.
The Company’s segments are summarized in the following tables:

	2025
	Fekola Mine	Fekola Regional	Masbate Mine	Otjikoto Mine	Goose Mine	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$

External gold revenue	1,743,698	—	402,761	623,477	2,510	—	288,792	3,061,238
Intersegment gold revenue			284,490	61,592	163,141		(509,223)	—
Production costs	408,105	—	162,484	130,327	44,530	—	—	745,446
Depreciation & depletion	217,269	531	92,797	110,747	19,487	—	2,281	443,112
Write-down of mining interests	—	—	—	—	—	5,118	—	5,118
Current income tax, withholding and other taxes	380,470	1,609	117,886	194,685	—	—	—	694,650
Net income (loss)	490,309	(4,286)	264,230	247,238	80,037	(7,971)	(642,858)	426,699
Capital expenditures	223,279	22,180	43,896	32,137	496,088	45,248	241	863,069
Total assets	1,532,603	211,893	734,576	310,808	2,286,395	381,917	421,124	5,879,316

	2024
	Fekola Mine	Fekola Regional	Masbate Mine	Otjikoto Mine	Goose Mine	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$

External gold revenue	951,676	—	464,141	486,213	—	—	—	1,902,030
Production costs	384,221	—	161,462	136,145	—	—	—	681,828
Depreciation & depletion	162,011	1,986	83,352	116,289	3,770	—	2,153	369,561
Impairment of long-lived assets	162,673	52,543	—	—	661,160	—	—	876,376
Write-down of mining interests	—	—	—	—	—	636	—	636
Current income tax, withholding and other taxes	154,415	46	55,840	109,282	48	—	95	319,726
Net (loss) income	(76,859)	(68,728)	112,930	122,454	(663,781)	(1,827)	(50,842)	(626,653)
Capital expenditures	262,204	19,289	33,412	36,667	544,255	22,568	1,308	919,703
Total assets	1,368,733	187,484	769,617	355,551	1,607,392	328,717	196,504	4,813,998

The Company’s mining interests are located in the following geographical locations:

	2025	2024
	$	$
Mining interests
Canada	1,950,116	1,445,143
Mali	1,105,803	1,066,748
Philippines	431,312	480,570
Namibia	128,392	182,758
Colombia	106,703	74,875
Finland	37,505	36,033
Other	506	5,308
	3,760,337	3,291,435